Submission	Sep. 15, 2026
Submission [Line Items]
Central Index Key	0001803958
Registrant Name	KKR Real Estate Select Trust Inc.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES